Revenue (Details) ج.م. in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EGP (ج.م.)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Revenue (Details) [Line Items]
service contracts assets	$ 34,213,379		$ 725,441	$ 1,639,893
service contracts liabilities	107,603		58,475	$ 20,194
Long-term service contracts amount	241,795,928		$ 6,627,577
Revenue denominated value	$ 272,000,000
Egypt Contract [Member]
Revenue (Details) [Line Items]
Revenue denominated value | ج.م.		ج.م. 8.4